Deferred Day 1 Profit or Loss	12 Months Ended
Dec. 31, 2017
Disclosure Of Day One Profit Or Loss [Abstract]
Disclosure of day one profit or loss [Text block]

27. DEFERRED DAY 1 PROFIT OR LOSS

Changes in details of deferred day 1 profits or losses are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
Beginning balance	13,499	28,008	13,422
Acquisitions	26,762	1,337	500
Amounts recognized in profits or losses	(12,253)	(15,923)	(6,506)

Ending balance	28,008	13,422	7,416

In case some variables to measure fair values of financial instruments were not observable or available in the market, valuation techniques were utilized to evaluate such financial instruments. Those financial instruments were recorded at the fair value produced by the valuation techniques as at the time of acquisition, even though there were difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profit or losses.